Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A Redeemable Common Stock
Weighted average shares outstanding, diluted	2,366,608	24,000,000		7,637,976	24,000,000
Diluted net (loss) income per common share	$ (0.03)	$ 0.08		$ 0.02	$ 0.29
Class A Non-Redeemable Common Stock
Weighted average shares outstanding, diluted	5,100,000			3,605,495
Diluted net (loss) income per common share	$ (0.03)			$ 0.02
Class B Common Stock
Weighted average shares outstanding, diluted	900,000	6,000,000	6,000,000	2,400,000	6,000,000	6,000,000
Diluted net (loss) income per common share	$ (0.03)	$ 0.08	$ 0.06	$ 0.02	$ 0.29	$ 0.40
Class A Common Stock
Weighted average shares outstanding, diluted			10,875,000			24,000,000
Diluted net (loss) income per common share			$ 0.06			$ 0.40